Income taxes - Composition Of Recognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	$ 57,559	$ 33,587
Deferred tax liabilities, gross	50,280	30,246
Netting of asset and liability tax positions	(49,804)	(29,737)
Deferred tax asset	7,755	3,850
Deferred tax liabilities	476	509
Tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	49,804	29,737
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	7,755	3,850
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, gross	41,452	28,753
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, gross	7,890	408
Warranty
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, gross	$ 938	$ 1,085